19. Leases (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfLeasesLineItems [Line Items]
Total minimum lease payments		R$ 695,624
Less total interest		(54,964)
Present value of minimum lease payments		640,660
Less current portion		(120,118)
Noncurrent portion		520,542
2019 [Member]
DisclosureOfLeasesLineItems [Line Items]
Total minimum lease payments		140,307
2020 [Member]
DisclosureOfLeasesLineItems [Line Items]
Total minimum lease payments		140,080
2021 [Member]
DisclosureOfLeasesLineItems [Line Items]
Total minimum lease payments		139,852
2022 [Member]
DisclosureOfLeasesLineItems [Line Items]
Total minimum lease payments		139,624
2023 [Member]
DisclosureOfLeasesLineItems [Line Items]
Total minimum lease payments		69,985
2024 Thereafter [Member]
DisclosureOfLeasesLineItems [Line Items]
Total minimum lease payments		R$ 65,776
Lease Without Purchase Option [Member]
DisclosureOfLeasesLineItems [Line Items]
Total minimum lease payments	R$ 6,984,434
Less total interest	(1,480,484)
Present value of minimum lease payments	5,503,950
Less current portion	(1,275,776)
Noncurrent portion	4,228,174
Lease Without Purchase Option [Member] | 2019 [Member]
DisclosureOfLeasesLineItems [Line Items]
Total minimum lease payments
Lease Without Purchase Option [Member] | 2020 [Member]
DisclosureOfLeasesLineItems [Line Items]
Total minimum lease payments	1,691,357
Lease Without Purchase Option [Member] | 2021 [Member]
DisclosureOfLeasesLineItems [Line Items]
Total minimum lease payments	1,324,403
Lease Without Purchase Option [Member] | 2022 [Member]
DisclosureOfLeasesLineItems [Line Items]
Total minimum lease payments	1,125,060
Lease Without Purchase Option [Member] | 2023 [Member]
DisclosureOfLeasesLineItems [Line Items]
Total minimum lease payments	904,627
Lease Without Purchase Option [Member] | 2024 Thereafter [Member]
DisclosureOfLeasesLineItems [Line Items]
Total minimum lease payments	1,938,987
Lease With Purchase Option [Member]
DisclosureOfLeasesLineItems [Line Items]
Total minimum lease payments	594,642
Less total interest	(45,812)
Present value of minimum lease payments	548,830
Less current portion	(128,936)
Noncurrent portion	419,894
Lease With Purchase Option [Member] | 2019 [Member]
DisclosureOfLeasesLineItems [Line Items]
Total minimum lease payments
Lease With Purchase Option [Member] | 2020 [Member]
DisclosureOfLeasesLineItems [Line Items]
Total minimum lease payments	148,613
Lease With Purchase Option [Member] | 2021 [Member]
DisclosureOfLeasesLineItems [Line Items]
Total minimum lease payments	148,744
Lease With Purchase Option [Member] | 2022 [Member]
DisclosureOfLeasesLineItems [Line Items]
Total minimum lease payments	207,654
Lease With Purchase Option [Member] | 2023 [Member]
DisclosureOfLeasesLineItems [Line Items]
Total minimum lease payments	72,801
Lease With Purchase Option [Member] | 2024 Thereafter [Member]
DisclosureOfLeasesLineItems [Line Items]
Total minimum lease payments	R$ 16,830